Jacob Small Cap Growth Fund
Schedule of Investments
November 30, 2024 (Unaudited)

COMMON STOCKS - 100.0%	Shares	Value
Auto Dealers & Gasoline Stations - 0.9%
Autohome, Inc. - ADR	2,700	$74,277

Biological Products (No Diagnostic Substances) - 5.0%
Beam Therapeutics, Inc. (a)	2,600	71,162
CRISPR Therapeutics AG (a)	1,000	51,170
Krystal Biotech, Inc. (a)	940	185,575
Precision BioSciences, Inc. (a)	11,557	84,250
		392,157

Business Services - 8.0%
OptimizeRx Corp. (a)	59,935	326,646
Phreesia, Inc. (a)	8,100	170,343
Zhihu, Inc. - ADR (a)	37,000	132,830
		629,819

Calculating and Accounting Machines (No Electronic Computers) - 3.2%
Cantaloupe, Inc. (a)	27,969	253,958

Communications Equipment - 5.9%
Powerfleet, Inc. (a)	66,500	468,160

Computer Peripheral Equipment - 2.2%
Identiv, Inc. (a)	43,800	174,324

Computer Processing & Data Preparation - 7.6%
Doximity, Inc. - Class A (a)	6,950	368,350
HUYA, Inc. - ADR	21,000	67,620
Nextdoor Holdings, Inc. (a)	68,400	166,212
		602,182

Computer Programming, Data Processing, Etc. - 7.0%
Braze, Inc. - Class A (a)	7,600	301,872
Confluent, Inc. - Class A (a)	8,000	246,720
		548,592

Finance Services - 3.2%
SoFi Technologies, Inc. (a)	15,400	252,714

Industrial Organic Chemicals - 2.7%
Codexis, Inc. (a)	46,046	210,891

Medical Laboratories - 5.3%
CareDx, Inc. (a)	15,217	373,425
Celcuity, Inc. (a)	3,800	48,640
		422,065

Miscellaneous Amusement & Recreation - 4.5%
Inspired Entertainment, Inc. (a)	36,792	353,939

Motion Picture & Video Tape Production - 3.8%
Thunderbird Entertainment Group, Inc. (a)	230,000	296,700

Patent Owners & Lessors - 1.8%
Immersion Corp.	15,791	141,172

Personal Services - 2.0%
WM Technology, Inc. (a)	135,081	160,746

Pharmaceutical Preparations - 16.3%
Arcturus Therapeutics Holdings, Inc. (a)	2,280	41,815
Cartesian Therapeutics, Inc. (a)(b)	4,200	79,086
Esperion Therapeutics, Inc. (a)(b)	152,000	425,600
Harrow, Inc. (a)	11,114	465,788
Heron Therapeutics, Inc. (a)(b)	180,097	214,315
Ideaya Biosciences, Inc. (a)	2,149	58,797
		1,285,401

Real Estate - 12.2%
Porch Group, Inc. (a)	135,789	496,988
Zillow Group, Inc. - Class C (a)	5,450	461,669
		958,657

Semiconductors & Related Devices - 0.7%
Impinj, Inc. (a)	274	52,666

Surgical & Medical Instruments & Apparatus - 7.7%
Alphatec Holdings, Inc. (a)	36,663	384,228
Tela Bio, Inc. (a)	71,200	223,568
		607,796
TOTAL COMMON STOCKS (Cost $6,289,171)		7,886,216

MONEY MARKET FUNDS - 0.0%(e)	Shares
First American Government Obligations Fund - Class X, 4.56% (c)	1,204	1,204
TOTAL MONEY MARKET FUNDS (Cost $1,204)		1,204

COLLATERAL FOR SECURITIES ON LOAN – 6.7%	Shares
First American Government Obligations Fund - Class X, 4.56% (c)(d)	529,201	529,201
TOTAL COLLATERAL FOR SECURITIES ON LOAN (Cost $529,201)		529,201

TOTAL INVESTMENTS - 106.7% (Cost $6,819,576)		8,416,621
Liabilities in Excess of Other Assets - (6.7)%		(530,980)
TOTAL NET ASSETS - 100.0%		$7,885,641
two		–%
Percentages are stated as a percent of net assets.		–%

Schedule of Investments is classified using the U.S. Securities and Exchange Commission's Standard Industrial Classification (SIC) Code List.

ADR - American Depositary Receipt
AG - Aktiengesellschaft

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of November 30, 2024. The total market value of these securities was $525,205 which represented 6.7% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of November 30, 2024.
(d)	All or a portion of security has been pledged as collateral. The total value of assets committed as collateral as of November 30, 2024 is $529,201 which represented 6.7% of net assets.
(e)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of November 30, 2024 (Unaudited)

Jacob Small Cap Growth Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$7,886,216	$–	$–	$7,886,216
Money Market Funds	1,204	–	–	1,204
Collateral for Securities on Loan	529,201	–	–	529,201
Total Investments	$8,416,621	$–	$–	$8,416,621

Refer to the Schedule of Investments for further disaggregation of investment categories.